UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported)

January 23, 2018

GREATAMERICA FINANCIAL SERVICES CORPORATION1

(Exact name of securitizer as specified in its charter)

025-00536	0001060886
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Jeff J. Goedken, Esq., General Counsel, (319) 261-4167

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☒

[1]	GreatAmerica Financial Services Corporation, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities privately issued by the following affiliated entities: GreatAmerica Leasing Receivables Funding, L.L.C., GreatAmerica Funding I, L.L.C., GreatAmerica Funding III, L.L.C., GreatAmerica Funding IV, L.L.C., GreatAmerica Portfolio Receivables I, L.L.C and GreatAmerica Funding V, L.L.C.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GREATAMERICA FINANCIAL SERVICES CORPORATION
(Securitizer)

By:	/s/ Michael D. Herzberger
Name: Michael D. Herzberger
Title: Vice President and Treasurer

Date: January 23, 2018